Investment in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of investment in subsidiaries [Abstract]
Condensed financial position for the controlling company and the Group's subsidiaries
(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2017 and 2018 is as follows:

	2017 (*3)				2018
Investees (*1)(*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group (separate)	~~W~~	27,639,783	7,447,705	20,192,078	30,114,232	8,464,164	21,650,068
Shinhan Bank		324,314,242	301,660,298	22,653,944	348,523,615	324,331,076	24,192,539
Shinhan Card Co., Ltd.		26,367,562	20,092,443	6,275,119	29,429,455	23,427,988	6,001,467
Shinhan Investment Corp.		28,644,288	25,391,599	3,252,689	29,140,427	25,767,858	3,372,569
Shinhan Life Insurance Co., Ltd.		29,719,359	27,987,427	1,731,932	31,823,631	30,078,522	1,745,109
Shinhan Capital Co., Ltd.		5,315,366	4,603,786	711,580	6,116,585	5,368,265	748,320
Jeju Bank		5,562,924	5,158,123	404,801	5,980,941	5,507,949	472,992
Shinhan Credit Information Co., Ltd.		22,726	8,144	14,582	24,377	8,750	15,627
Shinhan Alternative Investment Management Inc.		86,902	76,250	10,652	102,079	92,194	9,885
Shinhan BNP Paribas Asset Management Co., Ltd.		174,839	18,286	156,553	173,964	14,841	159,123
SHC Management Co., Ltd.		9,438	190	9,248	9,755	198	9,557
Shinhan DS		39,799	24,446	15,353	43,095	23,118	19,977
Shinhan Savings Bank		1,287,170	1,139,533	147,637	1,454,290	1,291,012	163,278
Shinhan AITAS Co., Ltd.		58,158	6,209	51,949	65,725	7,367	58,358
Shinhan REITs Management Co., Ltd.		29,319	71	29,248	36,298	3,496	32,802

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

Condensed comprehensive income statement for the controlling company and the Group's subsidiaries
(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2016, 2017 and 2018 is as follows:

	2016				2017(*3)			2018
Investees (*1)(*2)	Operating Income		Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income
Shinhan Financial Group(separate)	~~W~~	1,739,924	1,470,250	1,469,850	1,008,868	754,727	755,018	1,519,197	1,234,883	1,234,044
Shinhan Bank		16,672,337	1,940,621	1,717,969	21,240,193	1,712,314	1,496,582	19,731,711	2,279,362	2,333,266
Shinhan Card Co., Ltd.		4,672,819	707,344	558,438	5,186,592	898,723	787,956	3,752,232	517,761	477,135
Shinhan Investment Corp.		4,549,941	115,440	120,238	5,558,862	211,919	195,910	5,553,118	251,268	269,058
Shinhan Life Insurance Co., Ltd.		5,693,702	150,556	109,754	5,997,997	120,642	46,062	5,633,679	131,021	150,997
Shinhan Capital Co., Ltd.		302,710	33,868	34,059	351,772	87,647	88,128	439,031	103,400	100,317
Jeju Bank		190,191	25,160	19,969	208,661	25,143	22,053	224,766	27,446	30,579
Shinhan Credit Information Co., Ltd.		24,975	(1,174)	(1,047)	32,836	340	377	37,616	1,392	985
Shinhan Alternative Investment Management Inc.		2,404	512	844	29,410	(844)	(842)	21,590	(780)	(780)
Shinhan BNP Paribas Asset Management Co., Ltd.		69,834	14,302	14,363	77,474	19,705	20,073	78,378	18,868	18,980
SHC Management Co., Ltd.		115	416	416	177	1,036	1,036	140	309	309
Shinhan DS		79,004	1,186	2,617	79,063	1,404	2,482	99,279	1,314	1,525
Shinhan Savings Bank		64,229	12,505	11,170	78,516	16,800	16,757	94,636	19,384	18,919
Shinhan AITAS Co., Ltd.		37,061	7,631	7,631	40,781	6,481	6,481	44,729	8,461	8,461
Shinhan REITs Management Co., Ltd.		—	—	—	70	(752)	(752)	7,386	3,564	3,552

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.